SCHEDULE OF TERM DEPOSITS MAINTAINED AT BANKS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
US$ denominated bank deposits with financial institutions in the PRC	$ 132,785	¥ 915,845	¥ 1,609,864
CHINA
US$ denominated bank deposits with financial institutions in the PRC		¥ 915,845	¥ 1,609,864